Investments (Tables)	12 Months Ended
Dec. 31, 2023
Investments
Schedule of long-term investments

	Equity	Equity
	investments	investments
	without readily	with readily
	determinable	determinable	Equity method
	fair values	fair values	investments	Total
	RMB	RMB	RMB	RMB
Balance as of January 1, 2022	232,230	—	20,270	252,500
Share of losses of equity method investees	—	—	(17,124)	(17,124)
Impairment	(8,103)	—	—	(8,103)
Foreign exchange adjustment	686	—	—	686
Balance as of December 31, 2022	224,813	—	3,146	227,959
Addition	10,540	7,104	33,735	51,379
Disposal	—	—	(381)	(381)
Reduction of capital	—	—	(1,230)	(1,230)
Share of losses of equity method investees	—	—	(12,723)	(12,723)
Fair value change	—	(3,534)	—	(3,534)
Impairment	—	—	(444)	(444)
Foreign exchange adjustment	—	(10)	—	(10)
Balance as of December 31, 2023	235,353	3,560	22,103	261,016